Selected Account Information (Details) - Schedules of accounts payable and accrued expenses - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedules of accounts payable and accrued expenses [Abstract]
Trade accounts payable	$ 3,810,165	$ 3,117,825
Credit cards payable	80,536	52,300
Accrued payroll liabilities	397,717	263,590
Accrued interest	853,402	711,258	$ 25,159
Accrued dividends	384,977	242,160
Other accrued liabilities	384,779	431,539
Total accounts payable and accrued expenses	$ 5,911,576	$ 4,818,672